Restructuring And Related Activities	12 Months Ended
Mar. 31, 2016
Restructuring And Related Activities [Abstract]
Restructuring And Related Activities Disclosure Text Block

14. Plant Restructuring

During 2016, the Company recorded a restructuring charge of $10.4 million related to the closing of a plant in the Northwest of which $0.2 million was related to severance cost, $5.1 million was related to asset impairments (contra fixed assets), and $5.1 million was related to other costs ($3.6 related to operating lease costs). During 2016, the Company reduced the costs of the plant closing in the Midwest, started in 2015, by $0.1 million, mostly related to severance costs. In accounting for the closing of the facility in the Northwest, the Company reevaluated the treatment for one of its operating leases at the closed facility and determined the transaction should have originally been recorded as a lease financing liability.  The Company performed an analysis of the error as to the impact on the Consolidated Balance Sheets and Statement of Net Earnings in each of the previous years it was unrecorded in accordance with SEC Staff Accounting Bulletin No. 99.  Based on this analysis, the Company determined that the impact was not material to the consolidated financial statements and no prior periods were adjusted.   The Company adjusted the financial statements as of March 31, 2016 by recording a finance lease asset of $5.6 million and lease financing liability of $5.3 million.  See Note 4 for the lease finance obligation.

During 2015, the Company recorded a restructuring charge of $1.4 million related to the closing of a plant in the Midwest and the realignment of two other plants, one in the Midwest and the other in the Northwest, of which $0.8 million was related to severance cost, $0.3 million was related to equipment costs (contra fixed assets), and $0.3 million was related to equipment relocation costs.

During 2013, the Company implemented a product rationalization program and recorded a restructuring charge of $3.5 million for related equipment costs (contra fixed assets), lease impairment costs (net of realizable value), and certain inventory costs. During 2014, the Company adjusted the costs of the product rationalization program, started in 2013, by $0.5 million, mostly related to equipment costs.

The following table summarizes the restructuring and related asset impairment charges recorded and the accruals established during 2014, 2015 and 2016:

		Long-Lived
		Asset	Other
	Severance	Charges	Costs	Total
	(In thousands)

Balance March 31, 2013	$20	$1,174	$307	$1,501
Charge to expense	-	341	160	501
Cash payments/write offs	(10)	(1,515)	(467)	(1,992)
Balance March 31, 2014	10	-	-	10
Charge to expense	842	264	270	1,376
Cash payments/write offs	(137)	-	-	(137)
Balance March 31, 2015	715	264	270	1,249
Charge to expense	162	5,065	5,075	10,302
Cash payments/write offs	(877)	(354)	(1,448)	(2,679)
Balance March 31, 2016	$-	$4,975	$3,897	$8,872